Fees Summary	Jul. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,546,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,002.19
Total Offset Amount	0.00
Net Fee	1,002.19
Narrative - Max Aggregate Offering Price	$ 6,546,000.00
Final Prospectus	true